SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of recognized depreciation over its estimated useful lives [Table Text Block]
Furniture and equipment	20% declining balance
Leasehold improvements	10 years straight line
Buildings	20 years straight line
Extraction equipment	20% declining balance
Laboratory equipment	20% declining balance
Computer software	20% declining balance
Right-of-use assets	4 years straight line over the lease term